UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-23289

Angel Oak Strategic Credit Fund
(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725
Atlanta, Georgia 30326
(Address of principal executive offices) (Zip code)

Adam Langley, President
3344 Peachtree Rd. NE, Suite 1725
Atlanta, Georgia 30326
(Name and address of agent for service)

Copy to:
Douglas P. Dick
Stephen T. Cohen
Dechert LLP
1900 K Street NW
Washington, DC 20006

404-953-4900
Registrant’s telephone number, including area code
Date of fiscal year end: January
 31
Date of reporting period: July
 31, 2023
Updated April 6, 2023

Item 1.
Reports
to
Stockholders
.

(a)

Semi-Annual Report
July 31,
2023
Angel Oak Strategic Credit Fund

Angel Oak Capital Advisors, LLC
3344 Peachtree Road NE
Suite 1725
Atlanta, GA 30326
(404)
953-4900

Investment Results – (Unaudited)
Angel Oak Strategic Credit Fund
Total Return Based on a $50,000 Investment

The chart above assumes an initial investment of $50,000 made on December 26, 2017 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or share repurchases. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when repurchased, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.
Total Returns
(1)
(For the period ended July 31, 2023)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception (2)
Angel Oak Strategic Credit Fund – Institutional Class	5.74%	9.43%	5.55%	5.69%
Angel Oak Strategic Credit Fund – Class FI without load	5.79%	N/A	N/A	6.23%
Angel Oak Strategic Credit Fund – Class FI with load	2.88%	N/A	N/A	3.46%
Bloomberg U.S. Aggregate Bond Index (3)	-3.37%	-4.46%	0.75%	0.45% (4)
(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class FI Shares, with load, include the maximum 3.00% deferred sales charge.
(2) Inception date is December 26, 2017, for Institutional Class Shares and July 12, 2022, for Class FI Shares.
(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
(4) The return shown for the Bloomberg U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg U.S. Aggregate Bond Index return from the inception date of the Class FI Shares is -1.31%.

Summary of Fund Expenses – (Unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other expenses of the Fund. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Strategic Credit Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period (1)	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$1,038.80	$11.22	2.22%
	Hypothetical (2)	$1,000.00	$1,013.79	$11.08	2.22%
Class FI	Actual	$1,000.00	$1,038.80	$11.22	2.22%
	Hypothetical (2)	$1,000.00	$1,013.79	$11.08	2.22%
(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six month period and divided by the number of days in the most recent twelve month period (365). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2) Hypothetical assumes 5% annual return before expenses.

Portfolio Holdings – (Unaudited)
The investment objective of Angel Oak Strategic Credit Fund is to seek total return.

*As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Angel Oak Strategic Credit Fund
Statement of Assets and Liabilities
July 31, 2023 (Unaudited)

Assets
Investments in securities at fair value*	$94,586,661
Deposit at broker for futures*	14,051
Receivable for Fund shares sold	526,937
Dividends and interest receivable	359,405
Prepaid expenses	26,476

Total Assets	95,513,530

Liabilities
Payable for reverse repurchase agreements	4,083,320
Payable for investments purchased	2,124,643
Payable for distributions to shareholders	439,882
Payable to Advisor	92,358
Payable to administrator, fund accountant, and transfer agent	23,116
Interest payable for reverse repurchase agreements	13,897
Payable to custodian	1,230
Other accrued expenses	25,394

Total Liabilities	6,803,840

Net Assets	$88,709,690

Net Assets consist of:
Paid-in capital	$93,651,853
Total distributable earnings (accumulated deficit)	(4,942,163)

Net Assets	$88,709,690

Class FI:
Net Assets	$13,907,078

Shares outstanding (unlimited number of shares authorized, no par value)	675,517

Net asset value (“NAV”) and offering price per share	$20.59

Institutional Class:
Net Assets	$ 74,802,612

Shares outstanding (unlimited number of shares authorized, no par value)	3,635,053

Net asset value (“NAV”) and offering price per share	$20.58

*Cost of Investments:
Investments in securities	$98,038,318
Required margin held as collateral for futures contracts	200

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Statement of Operations
For the Period Ended July 31, 2023 (Unaudited)

Investment Income
Interest	$4,415,136
Dividends	2,200

Total Investment Income	4,417,336

Expenses
Investment Advisory (See Note 5)	518,492
Interest expense	219,039
Fund accounting	37,023
Transfer agent	26,970
Legal	24,734
Registration	18,978
Trustee	17,297
Administration	16,065
Audit & tax	14,874
Printing	6,338
Compliance	5,611
Custodian	3,051
Insurance	2,896
Miscellaneous	10,364

Total Expenses	921,732

Net Investment Income (Loss)	3,495,604

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(220,645)
Net realized gain (loss) on futures contracts	147
Net change in unrealized appreciation/depreciation on investments	(42,903)
Net change in unrealized appreciation/depreciation on futures contracts	647

Net realized and unrealized gain (loss) on investments	(262,754)

Net increase (decrease) in net assets resulting from operations	$3,232,850

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Statements of Changes in Net Assets

	For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023 (a)

Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$3,495,604	$5,136,432
Net realized gain (loss) on investment transactions and futures contracts	(220,498)	(214,652)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(42,256)	(3,557,022)

Net increase (decrease) in net assets resulting from operations	3,232,850	1,364,758

Distributions to Shareholders
Distributions, Class FI	(463,898)	(421,986)
Distributions, Institutional Class	(2,851,437)	(4,767,458)

Total distributions to shareholders	(3,315,335)	(5,189,444)

Capital Transactions – Class FI
Proceeds from shares sold	4,000,000	9,200,000
Reinvestment of distributions	463,898	421,986

Total Class FI	4,463,898	9,621,986

Capital Transactions – Institutional Class
Proceeds from shares sold	4,468,221	68,506,156
Reinvestment of distributions	67,878	323,098
Amount paid for shares redeemed (See Note 7)	(658,668)	(9,123,500)

Total Institutional Class	3,877,431	59,705,754

Net increase (decrease) in net assets resulting from capital transactions	8,341,329	69,327,740

Total Increase (Decrease) in Net Assets	8,258,844	65,503,054

Net Assets
Beginning of year or period	80,450,846	14,947,792

End of year or period	$88,709,690	$80,450,846

Share Transactions – Class FI
Shares sold	195,032	437,236
Shares issued in reinvestment of distributions	22,640	20,609

Total Class FI	217,672	457,845

Share Transactions – Institutional Class
Shares sold	218,136	3,205,714
Shares issued in reinvestment of distributions	3,204	15,243
Shares redeemed (See Note 7)	(32,048)	(432,053)

Total Institutional Class	189,292	2,788,904

Net increase (decrease) in share transactions	406,964	3,246,749

(a) Class FI commenced operations on July 12, 2022.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund – Class FI
Financial Highlights
(For a share outstanding during each period)

For the Period Ended July 31, 2023 (Unaudited)	For the Period Ended January 31, 2023 (a)
Selected Per Share Data:
Net asset value, beginning of period	$20.62	$21.13

Income from investment operations:
Net investment income (loss)	0.87	0.98
Net realized and unrealized gain (loss) on investments (b)	(0.09)	(0.46)

Total from investment operations	0.78	0.52

Less distributions to shareholders:
From net investment income	(0.81)	(1.03)

Total distributions	(0.81)	(1.03)

Net asset value, end of period	$20.59	$20.62

Total return (c)	3.88%	2.58	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$13,90	7	$9,43	9
Interest expense to average net assets (e)	0.53%	0.13%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)(f)	2.22%	1.86%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)(f)	2.22%	1.03	%(g)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)(f)	8.46%	7.75%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)(f)	8.46%	8.58	%(g)
Portfolio turnover rate (c)	14%	29	%(h)

(a)	Class commenced operations on July 12, 2022.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the year or period.

(c)	Not annualized for periods of less than one year.
(d)	Total return assumes reinvest of dividends and would have been lower if no expense waiver was in place.
(e)	Annualized for periods less than one year.
(f)	Includes interest expense.
(g)	Effective January 1, 2023, the expense limitation agreement was terminated. Prior to January 1, 2023, the expense cap was 0.75%. See Note 5.
(h)	Figure presented represents turnover for the Fund as a whole for the entire fiscal period.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund – Institutional Class
Financial Highlights
(For a share outstanding during each year or period)

For the Period Ended July 31, 2023 (Unaudited)	For the Year Ended January 31, 2023	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Selected Per Share Data:
Net asset value, beginning of year or period	$20.61	$22.76	$23.03	$24.73	$24.49	$25.23

Income from investment operations:
Net investment income (loss)	0.85	1.84	3.22	(a)	2.01	1.69	1.76
Net realized and unrealized gain (loss) on investments (b)	(0.07)	(2.06)	(0.32)	(1.72)	0.22	(0.60)

Total from investment operations	0.78	(0.22)	2.90	0.29	1.91	1.16

Less distributions to shareholders:
From net investment income	(0.81)	(1.93)	(3.17)	(1.99)	(1.67)	(1.85)
From net realized gain	–	–	–	–	–	(0.05)

Total distributions	(0.81)	(1.93)	(3.17)	(1.99)	(1.67)	(1.90)

Net asset value, end of year or period	$20.58	$20.61	$22.76	$23.03	$24.73	$24.49

Total return (c)	3.88%	-0.78	%(d)	13.31%	2.04%	8.01%	4.72%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$74,80	3	$71,01	2	$14,94	8	$14,08	6	$12,34	7	$6,98	2
Interest expense to average net assets (e)	0.53%	0.08%	N/A	N/A	N/A	N/A
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	2.22	%(f)	1.96	%(f)	3.36%	5.59%	5.44%	7.96%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	2.22	%(f)	0.93	%(f)(g)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	8.42	%(f)	7.56	%(f)	11.27%	4.47%	2.25%	0.42%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	8.42	%(f)	8.59	%(f)(g)	13.88%	9.31%	6.94%	7.63%
Portfolio turnover rate (c)	14%	29%	52%	74%	73%	64%

(a) Calculated using the average shares outstanding method.
(b) Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the year or period.

(c) Not annualized for periods of less than one year.
(d) Total return assumes reinvest of dividends and would have been lower if no expense waiver was in place.
(e) Annualized for periods less than one year.
(f) Includes interest expense.
(g) Effective January 1, 2023, the expense limitation agreement was terminated. Prior to January 1, 2023, the expense cap was 0.75%. See Note 5.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments
July 31, 2023 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 18.37%
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/17/2026 (a)	$650,000	$581,459
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	300,000	220,648
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,000,000	933,063
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	500,000	439,592
CAL Receivables LLC, Series 2022-1, Class B, 9.418% (SOFR30A + 4.350%), 10/15/2026 (a)(b)	600,000	591,119
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.280%, 5/10/2029	923,000	913,246
Carvana Auto Receivables Trust, Series 2022-P3, Class D, 6.490%, 9/10/2029	453,000	446,390
Conn’s Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)	486,003	488,475
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	200,000	169,420
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	100,000	92,088
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	400,000	409,735
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.090%, 10/15/2029 (a)	500,000	490,903
FREED ABS Trust, Series 2022-3FP, Class D, 7.360%, 8/20/2029 (a)	500,000	496,806
Goodleap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.800%, 5/20/2055 (a)	500,000	483,289
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	265,000	252,584
LendingClub Receivables Trust, Series 2019-1, Class CERT, 0.000%, 7/17/2045 (a)	17,660	61,779
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)	100,000	41,524
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	900,000	754,007
Marlette Funding Trust, Series 2022-2A, Class D, 7.500%, 8/15/2032 (a)	500,000	496,539
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(c)	68,232	62,854
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)	26,341	20,867
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	249,897	219,356
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	199,989	166,401
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	299,965	257,873
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	99,987	83,739
Pagaya AI Debt Selection Trust, Series 2022-3, Class B, 8.050%, 3/15/2030 (a)	499,951	497,757
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	499,981	511,451
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	399,944	407,686
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	400,000	406,500
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.000%, 11/20/2030 (a)	500,000	455,023
Research-Driven Pagaya Motor Asset Trust, Series 2021-2A, Class A, 2.650%, 3/25/2030 (a)	296,999	250,451
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	250,000	224,980
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)	1,000,000	1,014,664
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	100,000	97,618
United Auto Credit Securitization Trust, Series 2022-2, Class D, 6.840%, 1/10/2028 (a)	1,000,000	988,782
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 0.000%, 11/20/2029 (a)	200,000	66,182
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)	100,000	33,511
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	500,000	482,529
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	500,000	450,498
Upstart Securitization Trust, Series 2022-1, Class C, 5.710%, 3/20/2032 (a)	200,000	153,378
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)	500,000	484,757
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	90,940	88,021
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)	1,450,000	309,331
Veros Automobile Receivables Trust, Series 2023-1, Class D, 11.460%, 8/15/2030 (a)	200,000	204,570

TOTAL ASSET-BACKED SECURITIES (Cost — $17,430,574)		$16,301,445

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2023 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations — 3.09%
Allegro CLO Ltd., Series 2018-1X, Class D, 8.420% (TSFR3M + 3.112%), 6/13/2031 (b)(d)	$500,000	$465,183
Blackrock MT Hood CLO LLC, Series 2023-1A, Class VDN, 0.000%, 4/20/2035 (a)(e)	1,000,000	470,000
CARLYLE US CLO Ltd., Series 2017-4A, Class C, 8.370% (TSFR3M + 3.062%), 1/15/2030 (a)(b)	500,000	464,204
Ivy Hill Middle Market Credit Fund Ltd., Series 9A, Class DRR, 9.296% (TSFR3M + 3.950%), 4/23/2034 (a)(b)	500,000	461,333
LCM Ltd., Series 23A, Class CR, 8.888% (TSFR3M + 3.562%), 10/20/2029 (a)(b)	500,000	440,460
THL Credit Wind River CLO Ltd., Series 2018-1A, Class E, 11.070% (TSFR3M + 5.762%), 7/15/2030 (a)(b)	500,000	439,915

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost — $2,762,752)		$2,741,095

Commercial Mortgage-Backed Securities — 1.59%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 20.105% (TSFR1M + 14.900%), 11/19/2023 (a)(b)	221,456	219,238
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 9.444% (TSFR1M + 4.222%), 7/15/2031 (a)(b)	311,000	47,667
Med Trust, Series 2021-MDLN, Class G, 10.586% (TSFR1M + 5.364%), 11/15/2038 (a)(b)	995,224	929,789
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 12.727% (TSFR1M + 7.614%), 2/6/2024 (a)(b)	184,784	180,860
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 13.233% (TSFR1M + 8.120%), 3/1/2024 (a)(b)	50,000	31,249

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost — $1,690,818)		$1,408,803

Commercial Mortgage-Backed Securities — U.S. Government Agency — 0.14%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.718% (SOFR30A + 2.614%), 11/25/2024 (a)(b)	129,217	122,461

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY (Cost — $127,965)		$122,461

	Shares
Common Stocks — 0.40%

Financial — 0.40%
Essent Group Ltd.	4,400	218,240
NMI Holdings, Inc. — Class A (f)	5,000	133,550

TOTAL COMMON STOCKS (Cost — $299,270)		$351,790

	Principal Amount
Corporate Obligations — 5.22%

Communications — 0.46%
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	$600,000	411,609

Consumer, Cyclical — 0.51%
Carnival Corp., 6.000%, 5/1/2029 (a)	500,000	449,898

Consumer, Non-cyclical — 0.52%
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	500,000	459,223

Energy — 0.52%
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	459,387

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2023 (Unaudited)

	Principal Amount	Value
Financial — 2.79%
Freedom Mortgage Corp., 6.625%, 1/15/2027 (a)	$500,000	$442,350
OneMain Finance Corp., 7.125%, 3/15/2026	1,000,000	991,343
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	500,000	422,374
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	700,000	616,033

		2,472,100

Industrial — 0.42%
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	450,000	376,344

TOTAL CORPORATE OBLIGATIONS (Cost — $4,453,721)		$4,628,561

Residential Mortgage-Backed Securities — 67.14%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.042%, 12/25/2046 (e)(g)	836,797	15,246
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (h)	317,258	123,649
Bellemeade Re Ltd., Series 2020-4A, Class B1, 10.412% (TSFR1M + 5.114%), 6/25/2030 (a)(b)	250,000	251,935
Bellemeade Re Ltd., Series 2021-3A, Class M2, 8.219% (SOFR30A + 3.150%), 9/25/2031 (a)(b)	500,000	494,530
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(i)(h)	512,904	479,573
COLT Mortgage Loan Trust, Series 2021-1, Class M1, 2.287%, 6/25/2066 (a)(e)(i)	1,500,000	975,707
Corevest American Finance Ltd., Series 2020-4, Class D, 2.712%, 12/15/2052 (a)	770,000	597,831
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.004%, 2/25/2035 (e)(g)	1,661,798	20,998
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(e)(i)	1,215,000	743,152
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(i)(h)	914,349	836,525
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 6/25/2067 (a)(e)	1,000,000	806,409
Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B4, 2.961%, 7/25/2057 (a)(e)	1,485,917	276,602
Credit Suisse Mortgage Trust, Series 2022-ATH1, Class B2, 4.675%, 1/25/2067 (a)(e)	2,000,000	1,571,376
Credit Suisse Mortgage Trust, Series 2022-ATH1, Class B1, 4.675%, 1/25/2067 (a)(e)	2,000,000	1,631,826
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.000%, 11/19/2044 (e)(g)	343,299	3,503
Eagle RE Ltd., Series 2021-2, Class M2, 9.319% (SOFR30A + 4.250%), 4/25/2034 (a)(b)	2,250,000	2,281,642
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(e)(i)	1,655,000	950,908
Ellington Financial Mortgage Trust, Series 2021-2, Class B1, 3.202%, 6/25/2066 (a)(e)	2,000,000	1,050,492
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(e)(i)	1,500,000	1,171,467
GSAA Home Equity Trust, Series 2006-15, Class AF6, 6.376%, 9/25/2036 (h)	40,638	16,497
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (e)	124,301	36,528
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class B6, 3.425%, 10/25/2050 (a)(e)	1,659,934	602,033
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.775%, 5/25/2051 (a)(e)	992,436	316,073
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/27/2060 (a)(e)	2,408,000	1,980,710
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B2, 6.331%, 9/27/2060 (a)(e)	2,000,000	1,693,204
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/2026 (a)	385,514	324,201
Home RE Ltd., Series 2021-1, Class B1, 9.062% (TSFR1M + 3.764%), 7/25/2033 (a)(b)	2,300,000	2,281,004
Home RE Ltd., Series 2021-2, Class B1, 9.219% (SOFR30A + 4.150%), 1/25/2034 (a)(b)	760,000	712,098
Home RE Ltd., Series 2022-1, Class M1C, 10.569% (SOFR30A + 5.500%), 10/25/2034 (a)(b)(i)	2,000,000	2,052,536
Home RE Ltd., Series 2022-1, Class M2, 11.819% (SOFR30A + 6.750%), 10/25/2034 (a)(b)	1,500,000	1,578,866

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2023 (Unaudited)

	Principal Amount	Value
Home RE Ltd., Series 2022-1, Class B1, 14.069% (SOFR30A + 9.000%), 10/25/2034 (a)(b)	$1,500,000	$1,628,228
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 8.719% (SOFR30A + 3.650%), 3/25/2051 (a)(b)	47,531	41,437
JP Morgan Chase Bank, Series 2021-CL1, Class B, 11.969% (SOFR30A + 6.900%), 3/25/2051 (a)(b)	75,000	70,075
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 11.012% (TSFR1M + 5.714%), 10/25/2057 (a)(b)	150,389	152,870
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 2.608%, 5/25/2049 (a)(e)	203,447	134,526
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 4.171%, 3/25/2050 (a)(e)	255,511	133,164
JP Morgan Mortgage Trust, Series 2022-6, Class B4, 3.303%, 11/25/2052 (a)(e)	3,030,175	1,140,861
JP Morgan Mortgage Trust, Series 2022-6, Class B5, 3.303%, 11/25/2052 (a)(e)	1,265,000	420,631
JP Morgan Mortgage Trust, Series 2022-6, Class B6, 3.303%, 11/25/2052 (a)(e)	1,265,736	313,004
JP Morgan Mortgage Trust, Series 2023-6, Class B4, 6.292%, 12/25/2053 (a)(e)	535,000	404,677
JP Morgan Mortgage Trust, Series 2023-6, Class B5, 6.292%, 12/25/2053 (a)(e)	411,000	237,288
JP Morgan Mortgage Trust, Series 2023-6, Class B6, 6.292%, 12/25/2053 (a)(e)	330,000	158,297
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.415%, 9/25/2059 (a)(e)	166,353	89,646
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.000%, 9/4/2039 (a)	850,000	734,807
Oaktown Re Ltd., Series 2021-1A, Class M2, 9.019% (SOFR30A + 3.950%), 10/25/2033 (a)(b)	1,080,608	1,080,624
Oaktown Re Ltd., Series 2021-2, Class M2, 8.769% (SOFR30A + 3.700%), 4/25/2034 (a)(b)	1,500,000	1,433,331
Oaktown Re Ltd., Series 2021-2, Class B1, 9.469% (SOFR30A + 4.400%), 4/25/2034 (a)(b)	1,500,000	1,385,237
PRET LLC, Series 2022-NPL3, Class A2, 7.870%, 6/25/2052 (a)(h)	2,000,000	1,921,510
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	1,400,000	1,217,252
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (a)	500,000	412,108
PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026 (a)(e)	2,809,456	2,649,418
PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027 (a)(h)	1,889,896	1,866,661
Radnor RE Ltd., Series 2021-2, Class M2, 10.069% (SOFR30A + 5.000%), 11/25/2031 (a)(b)	2,000,000	2,051,652
Radnor RE Ltd., Series 2021-2, Class B1, 11.069% (SOFR30A + 6.000%), 11/25/2031 (a)(b)	1,000,000	1,051,802
Radnor RE Ltd., Series 2022-1, Class M1B, 11.819% (SOFR30A + 6.750%), 9/25/2032 (a)(b)	1,000,000	1,089,932
Radnor RE Ltd., Series 2022-1, Class M2, 13.569% (SOFR30A + 8.500%), 9/25/2032 (a)(b)	1,000,000	1,129,188
Radnor RE Ltd., Series 2023-1, Class M2, 10.917% (SOFR30A + 5.850%), 7/25/2033 (a)(b)(j)	1,000,000	1,014,391
Radnor RE Ltd., Series 2023-1, Class B1, 12.317% (SOFR30A + 7.250%), 7/25/2033 (a)(b)(j)	1,125,000	1,137,671
Radnor RE Ltd., Series 2021-1, Class M1C, 7.769% (SOFR30A + 2.700%), 12/27/2033 (a)(b)	2,000,000	2,027,478
Saluda Grade Alternative Mortgage Trust, Series 2022-INV1, Class A3, 4.641%, 4/25/2067 (a)(e)	973,751	882,062
Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.750%, 10/25/2058 (e)	1,800,000	1,658,333
Traingle Re Ltd., Series 2021-3, Class M2, 8.819% (SOFR30A + 3.750%), 2/25/2034 (a)(b)	1,600,000	1,592,075
Triangle Re Ltd., Series 2021-3, Class B1, 10.019% (SOFR30A + 4.950%), 2/25/2034 (a)(b)	500,000	494,542
Unison Trust, Series 2021-1, Class A, 4.500%, 4/25/2050 (a)(e)	226,628	196,077
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(e)	450,000	276,088
Verus Securitization Trust, Series 2022-7, Class M1, 5.390%, 7/25/2067 (a)(e)	750,000	637,175
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.433% (SOFR30A + 5.364%), 11/25/2025 (a)(b)	11,228	8,105
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 11.569% (SOFR30A + 6.500%), 7/25/2059 (a)(b)	432,817	420,331
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 13.569% (SOFR30A + 8.500%), 7/25/2059 (a)(b)	400,000	388,999

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost—$62,353,017)		$59,558,674

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2023 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer — 7.68%
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 8.169% (SOFR30A + 3.100%), 10/25/2041 (a)(b)	$ 700,000	$ 706,699
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class B1, 8.119% (SOFR30A + 3.050%), 1/25/2034 (a)(b)	1,000,000	1,010,313
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.319% (SOFR30A + 5.250%), 3/25/2042 (a)(b)	1,000,000	1,066,957
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class B2, 16.069% (SOFR30A + 11.000%), 3/25/2042 (a)(b)	1,000,000	1,111,875
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M2, 10.419% (SOFR30A + 5.350%), 8/25/2042 (a)(b)	500,000	534,417
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class B, 4.118%, 9/25/2047 (a)(e)	273,443	162,411
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.162%, 8/25/2048 (a)(e)	31,041	21,767
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class B2, 10.433% (SOFR30A + 5.364%), 1/25/2050 (a)(b)	500,000	500,848
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.069% (SOFR30A + 5.000%), 8/25/2033 (a)(b)	1,750,000	1,701,875

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost — $6,263,531)		$6,817,162

	Shares
Short-Term Investments - 2.99%

Money Market Funds - 2.99%
First American Government Obligations Fund, Class U, 5.162% (k)	2,656,670	2,656,670

TOTAL SHORT-TERM INVESTMENTS (Cost – $2,656,670)		$2,656,670

TOTAL INVESTMENTS—106.62% (Cost – $98,038,318)		$94,586,661
Liabilities in Excess of Other Assets – (6.62%)		(5,876,971)

NET ASSETS – 100.00%		$88,709,690

LIBOR: London Inter-Bank Offered Rate
SOFR: Secured Overnight Financing Rate
SOFR30A: Secured Overnight Financing Rate 30 Day Average
TSFR1M: 1 Month Term Secured Overnight Financing Rate
TSFR3M: 3 Month Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2023, the value of these securities amounted to $86,887,285 or 97.95% of net assets.

(b)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of July 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2023 (Unaudited)

(c)	Principal only security.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2023, the value of securities pledged amounted to $465,183 or 0.52% of net assets.

(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2023.
(f)	Non-income producing security.
(g)	Interest only security.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2023.
(i)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2023, the value of securities pledged amounted to $7,209,868.
(j)	Security issued on a when-issued basis. On July 31, 2023, the total value of investments purchased on a when-issued basis was $2,152,062 or 2.43% of net assets.
(k)	Rate disclosed is the seven day yield as of July 31, 2023.
Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
5 Year ERIS Aged Standard Swap Future	June 2024	(1)	($96,521)	$127
Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Goldman Sachs & Co.	7.515%	7/10/2023	8/10/2023	$986,341	$980,000
Goldman Sachs & Co.	6.672%	7/17/2023	8/17/2023	318,219	316,401
Goldman Sachs & Co.	7.172%	7/17/2023	8/17/2023	1,278,084	1,270,239
Goldman Sachs & Co.	7.472%	7/17/2023	8/17/2023	1,526,438	1,516,680
Total					$4,083,320
A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements
July 31, 2023 (Unaudited)
NOTE 1. ORGANIZATION
Angel Oak Strategic Credit Fund (the “Trust” or the “Fund”), a Delaware statutory trust organized on August 18, 2017, is a continuously offered, diversified, closed-end
management investment company as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust’s sole series is the Fund. The Trust’s Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares. Please see the table below for a summary of class specific information:

	Ticker	Investment Strategy	Commencement of Operations	Front-End Sales Charge	Back-End Sales Charge	12b-1 Fees
Strategic Credit Fund
Class A	ASCAX	Total Return	N/A	2.25%	N/A	0.25%
Class U	ASCUX		N/A	N/A	1.50%	N/A
Class FI	ASCNX		07/12/2022	N/A	3.00%	N/A
Institutional Class	ASCIX		12/26/2017	N/A	N/A	N/A
The Fund operates as an “interval fund” pursuant to Rule
23c-3
under the 1940 Act. The Board of Trustees (“Board”) of the Fund has adopted a fundamental policy that the Fund will make quarterly repurchase offers pursuant to Rule
23c-3
under the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the shares of beneficial interest (“Shares”) outstanding at net asset value (“NAV”), unless suspended or postponed in accordance with regulatory requirements. Each repurchase pricing shall occur no later than the 14 th
day after the Repurchase Request Deadline (as defined in the Fund’s Prospectus), or the next business day if the 14 th
day is not a business day. The Fund will not be required to repurchase Shares at a shareholder’s option nor will Shares be exchangeable for units, interests or shares of any investment of the Fund. In connection with each repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not intend to list its Shares for trading on any national securities exchange. The Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to provide liquidity to shareholders, investors should consider the Shares to be illiquid. The Fund’s fundamental policy requires the Fund to make repurchase offers every three months. Quarterly repurchases occur in the months of March, June, September, and December.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies.”
Securities Valuation and Fair Value Measurements
: The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical securities
•	Level 2: other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Investments in registered
open-end
management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”), corporate obligations and mortgage-backed securities (“MBS”), are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.
Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market
®
, Nasdaq Global Select Market
®
and the Nasdaq Capital Market
®
exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments which represents fair value. These securities will generally be categorized as Level 2 securities.
Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter
financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day
responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of the investments by their inputs used to value the Fund’s net assets as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$16,301,445	$–	$16,301,445
Collateralized Loan Obligations	–	2,741,095	–	2,741,095
Commercial Mortgage-Backed Securities	–	1,408,803	–	1,408,803
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	122,461	–	122,461
Common Stocks	351,790	–	–	351,790
Corporate Obligations	–	4,628,561	–	4,628,561
Residential Mortgage-Backed Securities	–	59,558,674	–	59,558,674
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	6,817,162	–	6,817,162
Short-Term Investments	2,656,670	–	–	2,656,670
Total	$3,008,460	$91,578,201	$–	$94,586,661
Other Financial Instruments
Assets
Futures Contracts*	$127	$–	$–	$127
Liabilities
Reverse Repurchase Agreements	–	(4,083,320)	–	(4,083,320)
Total	$127	($4,083,320)	$–	($4,083,193)

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2023, the Fund did not recognize any transfer to or from Level 3.
Federal Income Taxes:
The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.
The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended July 31, 2023, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition:
Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statement of Operations. Dividend income and corporate actions, if any, are recorded on the ex-date.
Paydown gains and losses on mortgage-related and other ABS are recorded as components of interest income on the Statement of Operations. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Fund’s shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Distributions to Shareholders:
Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. The Fund intends to distribute its net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend
date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the year ended January 31, 2023, certain differences were reclassified. These differences were primarily related to distribution reclassifications; the amounts did not affect net assets. The reclassifications were as follows:

Paid-in capital	Distributable earnings (accumulated deficit)
$1	($1)
Share Valuation:
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.
Use of Estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications:
Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.
Cash and Cash Equivalents:
Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in
30-90
days. Short-term investments can include U.S. Government securities and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Included in Investments in securities at fair value on the Statement of Assets and Liabilities are investments in First American money market funds held at major financial institutions totaling $2,656,670.
Reverse Repurchase Agreements:
A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2023 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Residential Mortgage-Backed Securities	$–	$4,083,320	$–	$–	$4,083,320
Total	$–	$4,083,320	$–	$–	$4,083,320
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$4,083,320
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Mortgage-Backed and Asset-Backed Securities Risks:
Prepayment
risk is
associated
with MBS and ABS, including CLOs. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Fund focuses its investments in particular types of MBS or ABS, including CLOs, the Fund may be more susceptible to risk factors affecting such types of investments.
Subordinated Debt of Banks and Diversified Financial Companies:
The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
Structured Products:
The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Futures Contracts:
The Fund may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by
“marking-to-market”
on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2023 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2023.
Common and Preferred Stocks:
The Fund may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Fund only as a part of your overall investment portfolio.
Macroeconomic Risks:
The COVID-19 pandemic, the Russian-Ukrainian war, rising interest rates, heightened inflation, supply chain disruptions, geopolitical risks, and economic sanctions have disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration, spread, and conclusion of these global events, and such uncertainty may in turn impact the value of the Fund’s investments.
NOTE 4. DERIVATIVE TRANSACTIONS
The value and effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2023, was as follows:

Derivatives	Type of Derivative Risk	Statement of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*

Futures Contracts	Interest Rate	Deposit at broker for futures	$14,051	$127*

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2023, was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$147

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$647
The average monthly notional value of the short futures contracts during the period ended July 31, 2023 was ($101,516).
Balance Sheet Offsetting Information
During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2023 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of July 31, 2023, the Fund was not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2023.

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets/Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets/Liabilities Presented in Statement of Assets and Liabilities*	Financial Instruments**	Cash Collateral Pledged**	Net Amount
Assets:
Futures Contracts	$127	$–	$127	$–	$–	$127
Liabilities:
Reverse Repurchase Agreements	$4,083,320	$–	$4,083,320	$4,083,320	$–	$–

*
Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Statements of Assets and Liabilities.

**	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund.
From April 1, 2020, through December 31, 2022, the Adviser contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end
sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions,
12b-1
fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after fee waiver/expense reimbursement to 0.75% (“Expense Limit”) of the Fund’s average daily net assets. Effective January 1, 2023, the Expense Limit was terminated. Prior to January 1, 2023, the Expense Limit excluded certain expenses and consequently, the total annual fund operating expenses after fee waiver/expense reimbursement may have been higher than the Expense Limit.
The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to the prior agreement if such recoupment does not cause the Fund to exceed the Expense Limit in place at the time of the waiver and the recoupment is made within three years after the end of the month in which the Adviser incurred the expenses. During the period ended July 31, 2023, the Adviser had $162,208 of previously waived expenses expire. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions at July 31, 2023, are included in the table below.

Total Waived Expenses Recoverable by the Adviser as of 07/31/23	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/24	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/25	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/26
$1,297,454	$324,799	$366,867	$605,788
Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“the Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant and transfer agent.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2023 (Unaudited)

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.
Certain officers, Trustees and shareholders of the Fund are also owners or employees of the Adviser and may be compensated by the Fund.
NOTE 6. INVESTMENT TRANSACTIONS
For the period ended July 31, 2023, purchases and sales of investment securities, other than short-term investments and short- term U.S. Government securities, were as follows:

Purchases	Sales
$17,701,074	$12,352,857
For the period ended July 31, 2023, there were $1,453,594 of long-term purchases and $716,224 of long-term sales of U.S. Government securities for the Fund. These amounts are included in the aggregate purchases and sales of the investment securities displayed in the table above.
NOTE 7. REPURCHASE OFFERS
Shares repurchased during the period ended July 31, 2023, were as follows (See Note 1):

Repurchase Offer Date	Repurchase Request Deadline	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Number of Shares the Fund Offered to Repurchase	Percentage of Shares Repurchased to Outstanding Shares	Number of Shares Repurchased
February 24, 2023	March 17, 2023	$20.59	5.0%	200,293	0.4%	17,720
May 26, 2023	June 16, 2023	$20.35	5.0%	209,447	0.3%	14,328
NOTE 8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2023, Charles Schwab & Co., Inc. owned, as record shareholder, 78.70% of the outstanding shares of the Fund.
NOTE 9. FEDERAL TAX INFORMATION
The tax characterization of distributions paid for the year ended January 31, 2023, and January 31, 2022, were as follows:

	2023	2022
Distributions paid from:
Ordinary Income	$5,189,444	$1,933,676
Net Long-Term Capital Gain	–	–

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2023 (Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – (continued)

At January 31, 2023, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Tax Cost of Investments	$90,908,063
Unrealized Appreciation*	1,062,198
Unrealized Depreciation*	(4,470,952)
Net Unrealized Appreciation (Depreciation )*	($3,408,754)
Undistributed Ordinary Income	468,769
Undistributed Long-Term Gain (Loss)	–
Accumulated Gain (Loss)	$468,769
Other Accumulated Gain (Loss)	(1,919,693)
Distributable Earnings (Accumulated Deficit)	($4,859,678)

*	Represents aggregated amounts of Fund’s investments, reverse repurchase agreements, and futures.
The temporary differences between book basis and tax basis in the Fund are primarily attributable to distributions payable and mark to market on futures contracts.
As of January 31, 2023, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,468,328.
To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration short-term	$289,765
No expiration long-term	$1,178,563
Total	$1,468,328
Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended January 31, 2023, the Fund did not defer any post-October losses.
NOTE 10. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.
In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06,
Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848
(“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020, through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU
2022-06.
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2023 (Unaudited)

NOTE 11. SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:
Shares repurchased subsequent to July 31, 2023, were as follows (see Note 1):

Repurchase Offer Date	Repurchase Request Deadline	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Number of Shares the Fund Offered to Repurchase	Percentage of Shares Repurchased to Outstanding Shares	Number of Shares Repurchased
August 25, 2023	September 15, 2023	$20.61	5.0%	228,319	0.5%	24,873

Additional Information (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the taxable year ended January 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the taxable year ended January 31, 2023, the Fund paid qualified dividend income of 0.00%.
For the taxable year ended January 31, 2023, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 0.00%.
For the taxable year ended January 31, 2023, the Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).
For the taxable year ended January 31, 2023, the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 72.05%.
2. Disclosure of Portfolio Holdings
The Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form
N-PORT.
The Fund’s Part F of Form
N-PORT
is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0230.
3. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855)
751-4324
and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.
4. Compensation of Trustees
Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not discussed in this report) receives an annual retainer of $65,000
(pro-rated
for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board. In addition, each Committee Chair as well as the Chair of the Board receives additional annual compensation of $12,000
(pro-rated
for any periods less than one year). Independent Trustees are permitted for reimbursement of out-of-pocket
expenses incurred in connection with attendance at meetings. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855)
751-4324.
5. Trustees and Officers
The business of the Fund is managed under the oversight of the Board. The Board meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855)
751-4324.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex (1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees (2)
Ira P. Cohen 1959	Independent Trustee, Chair	Trustee since 2017, Chair since 2017; indefinite term	Executive Vice President, Recognos Financial (investment industry data analysis provider) (2015-2021); Independent financial services consultant (since 2005).	10
Trustee, Valued Advisers Trust (since 2010); Trustee, Apollo Diversified Real Estate Fund (formerly, Griffin Institutional Access Real Estate Fund) (since 2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee,
U.S. Fixed Income Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022); Trustee, Apollo Credit Fund (formerly, Griffin Institutional Access Credit Fund)
(2017-2022).

Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2017; indefinite term	Retired.	10	Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust
(2019-2022).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex (1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Keith M. Schappert 1951	Independent Trustee	Since 2017; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008); Retired, President and CEO of JP Morgan Investment Management.	10	Director, The Commonfund (2012-2022); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust
(2019-2022);
					Trustee, Mirae Asset Discovery Funds (2010 - June 2023).
Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014).	10
Trustee and Audit Committee Chair, Valued Advisers Trust (since 2013, Chair since 2017); Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee and Audit Committee Chair, Cushing Mutual Funds Trust (since 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (formerly, Cushing MLP & Infrastructure Fund) (since 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (formerly, Cushing NextGen Infrastructure Income Fund) (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust
(2019-2022).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex (1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Interested Trustees
Samuel R. Dunlap, III 1979	Interested Trustee	Since 2019; indefinite term	Chief Investment Officer-Public Strategies, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	10	Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021): Trustee, Angel Oak Financial Strategies Income Term Trust (since 2022); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022).
Cheryl M. Pate 1976	Interested Trustee	Since 2022; indefinite term	Senior Portfolio Manager, Angel Oak Capital Advisors, LLC (investment management) (since 2017).	10	Trustee, Angel Oak Funds Trust (since 2022); Trustee, Angel Oak Credit Opportunities Term Trust (since 2022); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2023); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust
(2022-2022).

(1)	The Fund Complex includes the Fund, each series of Angel Oak Funds Trust, Angel Oak Financial Strategies Income Term Trust, and Angel Oak Credit Opportunities Term Trust.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Adam Langley 1967	President	Since 2022; indefinite term (other offices held 2015-2022)	Chief Operating Officer, Angel Oak Capital Advisors, LLC (since 2021); Chief Compliance Officer, Angel Oak Capital Advisors, LLC (2015-2022); Chief Compliance Officer of Falcons I, LLC (2018-2022); Chief Compliance Officer, Angel Oak Funds Trust (2015-2022); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (2018-2022); Chief Compliance Officer, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022); Chief Compliance Officer, Angel Oak Credit Opportunities Term Trust (2021-2022); Chief Compliance Officer, Angel Oak Commercial Real Estate Solutions
(2021-2022);
Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (2015-2022); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (2016-2022); Chief Compliance Officer, Hawks I, LLC (2018-2022).
Kevin Sluss 1982	Secretary	Since 2023; indefinite term (other offices held 2022-2023)	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2022); Senior Quantitative Analytics & Model Development Manager, PNC Bank
(2019-2022);
Senior Quantitative Analytics & Model Development Consultant, PNC Bank (2016-2019).
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015).
Chase Eldredge 1989	Chief Compliance Officer	Since 2022; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2022); Chief Compliance Officer of Falcons I, LLC (since 2022); Chief Compliance Officer, Angel Oak Funds Trust (since 2022); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (since 2022); Chief Compliance Officer, Angel Oak Credit Opportunities Term Trust (since 2022); Senior Compliance Officer, Angel Oak Capital Advisors, LLC
(2020-2022);
Compliance Officer, Angel Oak Capital Advisors, LLC (2017-2020).
Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and
By-laws.
Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER
Angel Oak Capital Advisors, LLC
3344 Peachtree Road NE, Suite 1725
Atlanta, GA 30326
DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115
LEGAL COUNSEL
Dechert LLP
1900 K Street NW
Washington, DC 20006
CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
U.S Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

SAR-ASCIX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (02/01/23-02/28/23)	—	—	—	—
Month #2 (03/01/23-03/31/23)(1)	17,720	$20.59	17,720	—
Month #3 (04/01/23-04/30/23)	—	—	—	—
Month #4 (05/01/23-05/31/23)	—	—	—	—
Month #5 (06/01/23-06/30/23)(2)	14,328	$20.35	14,328	—
Month #6 (07/01/23-07/31/23)	—	—	—	—
Total	32,048	—	32,048	—

(1)

On February 24, 2023, the Registrant offered to repurchase up to 5.0% of the Registrant’s total outstanding shares as of March 17, 2022 (the “Repurchase Request Deadline”). On the Repurchase Request Deadline, 17,720 shares representing 0.4% of the Registrant’s total outstanding shares were repurchased.

(2)

On May 26, 2023, the Registrant offered to repurchase up to 5.0% of the Registrant’s total outstanding shares as of June 16, 2023. On the Repurchase Request Deadline, 14,328 shares representing 0.3% of the Registrant’s total outstanding shares were repurchased.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

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Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Strategic Credit Fund

By (Signature and Title)*	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)

Date September 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)

Date September 29, 2023

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date September 29, 2023

*	Print the name and title of each signing officer under his or her signature.

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